General (Details) - USD ($) $ in Thousands		12 Months Ended
	Apr. 30, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
General [Line Items]
Percentage of fixed networks		100.00%
Gross consideration (in Dollars)				$ 2,477
Israel Corporation [Member]
General [Line Items]
Gross consideration (in Dollars)	$ 2,477
Customer Concentration Risk [Member] | Limited Number of Customers [Member] | Revenue Benchmark [Member]
General [Line Items]
Percentage of company’s revenues		86.00%